Alger Family of Funds

360 Park Avenue South

New York, New York 10010

April 9, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Summary Prospectuses and Prospectuses of each of the funds listed in Appendix A (the “Funds”), as filed pursuant to Rule 497(e) on March 23, 2020 (the “497 Filing”).  The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 806-8806.

Very truly yours,

/s/ Mia G. Pillinger

Mia G. Pillinger

cc: Tina Payne, Esq.

Appendix A

Names of Registrants and Funds	File Numbers
The Alger Funds	File No. 033-04959 and File No. 811-01355
Alger Capital Appreciation Fund
Alger Growth & Income Fund
Alger Health Sciences Fund
Alger International Focus Fund
Alger Mid Cap Focus Fund
Alger Mid Cap Growth Fund
Alger Small Cap Focus Fund
Alger Small Cap Growth Fund
Alger Weatherbie Specialized Growth Fund
Alger 25 Fund
Alger 35 Fund

The Alger Funds II	File No. 033-98102 and File No. 811-01743
Alger Dynamic Opportunities Fund
Alger Emerging Markets Fund
Alger Responsible Investing Fund
Alger Spectra Fund

The Alger Institutional Funds	File No. 033-68124 and File No. 811-07986
Alger Capital Appreciation Institutional Fund
Alger Focus Equity Fund
Alger Mid Cap Growth Institutional Fund
Alger Small Cap Growth Institutional Fund

Alger Global Focus Fund	File No. 333-103283 and File No. 811-21308

The Alger Portfolios	File No. 033-21722 and File No. 811-05550
Alger Balanced Portfolio
Alger Capital Appreciation Portfolio
Alger Growth & Income Portfolio
Alger Large Cap Growth Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Weatherbie Specialized Growth Portfolio